UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-23475

ALTSHARES TRUST

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code:  855-955-1607

Date of fiscal year end:  May 31

Date of reporting period:  May 7, 2020 - June 30, 2020

Item 1 – Proxy Voting Record.

ALTSHARES MERGER ARBITRAGE ETF

Investment Company Report

TAUBMAN CENTERS, INC.

Security	876664103	Meeting Type	Special
Ticker Symbol	TCO	Meeting Date	25-Jun-2020
ISIN	US8766641034	Agenda	935233255 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To adopt and approve the Agreement and Plan of Merger, dated as of February 9, 2020, by and among Simon Property Group, Inc., Simon Property Group, L.P., Silver Merger Sub 1, LLC (“Merger Sub 1”), Silver Merger Sub 2, LLC, Taubman Centers, Inc. (“Taubman”) and The Taubman Realty Group Limited Partnership, and the transactions contemplated thereby (the “Transactions”), including the merger of Taubman with and into Merger Sub 1 (the “REIT Merger”), as more particularly described in the Proxy Statement.	Management	For	For
2.	To approve, on a non-binding, advisory basis, specified compensation that may become payable to Taubman’s named executive officers in connection with the REIT Merger and the other Transactions, as more particularly described in the Proxy Statement.	Management	For	For
3.	To approve an adjournment of the special meeting, even if a quorum is present, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve Proposal 1.	Management	For	For

TAUBMAN CENTERS, INC.

Security	876664103	Meeting Type	Special
Ticker Symbol	TCO	Meeting Date	25-Jun-2020
ISIN	US8766641034	Agenda	935238065 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To adopt and approve the Agreement and Plan of Merger, dated as of February 9, 2020, by and among Simon Property Group, Inc., Simon Property Group, L.P., Silver Merger Sub 1, LLC (“Merger Sub 1”), Silver Merger Sub 2, LLC, Taubman Centers, Inc. (“Taubman”) and The Taubman Realty Group Limited Partnership, and the transactions contemplated thereby (the “Transactions”), including the merger of Taubman with and into Merger Sub 1 (the “REIT Merger”), as more particularly described in the Proxy Statement.	Management	For	For
2.	To approve, on a non-binding, advisory basis, specified compensation that may become payable to Taubman’s named executive officers in connection with the REIT Merger and the other Transactions, as more particularly described in the Proxy Statement.	Management	For	For
3.	To approve an adjournment of the special meeting, even if a quorum is present, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve Proposal 1.	Management	For	For

QIAGEN N.V.

Security	N72482123	Meeting Type	Annual
Ticker Symbol	QGEN	Meeting Date	30-Jun-2020
ISIN	NL0012169213	Agenda	935236085 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1	Proposal to adopt the Annual Accounts for the year ended December 31, 2019 (“Calendar Year 2019”).	Management	For	For
2	Proposal to cast a favorable non-binding advisory vote in respect of the Remuneration Report 2019.	Management	For	For
3	Proposal to discharge from liability the Managing Directors for the performance of their duties during Calendar Year 2019.	Management	For	For
4	Proposal to discharge from liability the Supervisory Directors for the performance of their duties during Calendar Year 2019.	Management	For	For
5A	Re-appointment of the Supervisory Director: Mr. Stéphane Bancel	Management	For	For
5B	Re-appointment of the Supervisory Director: Dr. Håkan Björklund	Management	For	For
5C	Re-appointment of the Supervisory Director: Dr. Metin Colpan	Management	For	For
5D	Re-appointment of the Supervisory Director: Prof. Dr. Ross L. Levine	Management	For	For
5E	Re-appointment of the Supervisory Director: Prof. Dr. Elaine Mardis	Management	For	For
5F	Re-appointment of the Supervisory Director: Mr. Lawrence A. Rosen	Management	For	For
5G	Re-appointment of the Supervisory Director: Ms. Elizabeth E. Tallett	Management	For	For
6A	Reappointment of the Managing Director: Mr. Roland Sackers	Management	For	For
6B	Reappointment of the Managing Director: Mr. Thierry Bernard	Management	For	For
7	Proposal to adopt the Remuneration Policy with respect to the Managing Board.	Management	For	For
8A	Remuneration of the Supervisory Board: Proposal to adopt the Remuneration Policy with respect to the Supervisory Board.	Management	For	For
8B	Remuneration of the Supervisory Board: Proposal to determine the remuneration of members of the Supervisory Board.	Management	For	For

9	Proposal to reappoint KPMG Accountants N.V. as auditors of the Company for the calendar year ending December 31, 2020.	Management	For	For
10A	Proposal to authorize the Supervisory Board, until December 30, 2021 to: Issue a number of ordinary shares and financing preference shares and grant rights to subscribe for such shares of up to 50% of the aggregate par value of all shares issued and outstanding.	Management	For	For
10B	Proposal to authorize the Supervisory Board, until December 30, 2021 to: Restrict or exclude the pre- emptive rights with respect to issuing ordinary shares or granting subscription rights of up to 10% of the aggregate par value of all shares issued and outstanding.	Management	For	For
10C	Proposal to authorize the Supervisory Board, until December 30, 2021 to: Solely for the purpose of strategic transactions such as mergers, acquisitions or strategic alliances, to restrict or exclude the pre-emptive rights with respect to issuing additional ordinary shares or granting subscription rights of up to 10% of the aggregate par value of all shares issued and outstanding.	Management	For	For
11	Proposal to authorize the Managing Board, until December 30, 2021, to acquire shares in the Company’s own share capital.	Management	For	For
12	Proposal to resolve upon the conditional amendment of the Company’s Articles of Association (Part I).	Management	For	For
13	Proposal to resolve upon the conditional Back-End Resolution.	Management	For	For
14A	Conditional (re)appointment of the Supervisory Director with effect as from the Settlement: Dr. Håkan Björklund	Management	For	For
14B	Conditional (re)appointment of the Supervisory Director with effect as from the Settlement: Mr. Michael A. Boxer	Management	For	For
14C	Conditional (re)appointment of the Supervisory Director with effect as from the Settlement: Mr. Paul G. Parker	Management	For	For
14D	Conditional (re)appointment of the Supervisory Director with effect as from the Settlement: Mr. Gianluca Pettiti	Management	For	For
14E	Conditional (re)appointment of the Supervisory Director with effect as from the Settlement: Mr. Anthony H. Smith	Management	For	For
14F	Conditional (re)appointment of the Supervisory Director with effect as from the Settlement: Ms. Barbara W. Wall	Management	For	For
14G	Conditional (re)appointment of the Supervisory Director with effect as from the Settlement: Mr. Stefan Wolf	Management	For	For
15	Proposal to resolve upon the conditional acceptance of the resignation of, and discharge from liability of the resigning Supervisory Directors up to the date of the Annual General Meeting.	Management	For	For
16	Proposal to resolve upon the conditional amendment of the Company’s Articles of Association (Part III).	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AltShares Trust

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 17, 2020